Business Combinations (Details Textual) In Thousands, unless otherwise specified	12 Months Ended				12 Months Ended					12 Months Ended			3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended
	Jun. 30, 2014 USD ($)	Jun. 30, 2013 USD ($)	Jun. 30, 2012 USD ($)		Jun. 30, 2012 Albumprinter Holding B.V. [Member] USD ($)	Jun. 30, 2012 Albumprinter Holding B.V. [Member] EUR (€)	Oct. 31, 2011 Albumprinter Holding B.V. [Member] USD ($)	Oct. 31, 2011 Albumprinter Holding B.V. [Member] Maximum [Member] USD ($)	Oct. 31, 2011 Albumprinter Holding B.V. [Member] Maximum [Member] EUR (€)	Jun. 30, 2013 Webs, Inc. [Member]	Jun. 30, 2012 Webs, Inc. [Member] USD ($)	Dec. 28, 2011 Webs, Inc. [Member] USD ($)	Jun. 30, 2014 Printdeal B.V. [Member] USD ($)	Jun. 30, 2014 Printdeal B.V. [Member] USD ($)	Jun. 30, 2014 Printdeal B.V. [Member] EUR (€)	Apr. 01, 2014 Printdeal B.V. [Member] USD ($)	Jun. 30, 2014 Pixartprinting S.p.A [Member] USD ($)	Jun. 30, 2014 Pixartprinting S.p.A [Member] USD ($)	Jun. 30, 2014 Pixartprinting S.p.A [Member] EUR (€)	Apr. 03, 2014 Pixartprinting S.p.A [Member] USD ($)	Apr. 03, 2014 Pixartprinting S.p.A [Member] Maximum [Member] USD ($)	Apr. 03, 2014 Pixartprinting S.p.A [Member] Maximum [Member] EUR (€)	Apr. 03, 2014 Pixartprinting S.p.A [Member] Alcedo III [Member]	Apr. 03, 2014 Pixartprinting S.p.A [Member] Cap II S.r.l [Member]
Business Acquisition [Line Items]
Percentage of Voting Interests Acquired							100.00%					100.00%				100.00%				97.00%			72.75%	21.25%
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners																								3.00%
Business Acquisition, Cash Paid					$ 85,019	€ 60,000					$ 101,258			$ 28,300	€ 20,545			$ 175,896	€ 127,850
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Less Noncontrolling Interest [Abstract]
Cash and Equivalents																1,126				6,913
Other current assets																4,103				5,601
Noncurrent Assets																5,382				20,582
Accounts payable and other current liabilities																(5,325)				(17,681)
Deferred Tax Liabilities					7,423											(6,436)				(20,640)
Other long-term liabilities																(561)				(9,943)
Goodwill	317,187	140,893	140,429	[1]	47,391						93,498					20,605				154,282
Identified Intangible Assets					41,801						9,075
Net Liabilities assumed					8,075						1,315
Total purchase price														42,862				201,076
Identifiable intangible assets, useful life (in years)	3 years	2 years
Business Combination, Consideration Transferred, Other														5,509	4,000			20,227
Business Combination, Contingent Consideration, Liability	16,072						583	7,085	5,000				9,796	9,796		9,053	6,276	6,276		4,953	13,208	9,600
Transaction cost related to investment banking, legal, financial and other professional services																	3,370	3,370
Professional Fees														1,160
Revenue of Acquiree since Acquisition Date, Actual													16,381				27,208
Net Income of Acquiree since Acquisition Date, Actual													833				2,687
Business Acquisition, Number of Shares											506,343
Business Combination, Acquisition of Less than 100 Percent, Noncontrolling Interest, Fair Value																				5,728
Award vesting period, percentage vested										50.00%
Award vesting period, percentage vested										50.00%
Unrecognized share based compensation	40,443											15,843
Award vesting period (years)										2 years
Adjustments		(679)
CEO retained equity, percent																				1.00%
CEO retained equity, purchase price																				10
CEO retained equity, fair value																	1,825	1,825
CEO retained equity, expense recorded in period																		$ 439

[1]	Our segment reporting has been revised as of July 1, 2014 and, as such, we have re-allocated our goodwill by segment for the historical periods presented. See Note 17 for additional details